Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ 820	$ (376)